Description of Organization and Business Operations - Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Description of Organization and Business Operations
Cash	$ 724,502						$ 724,502		$ 56,319
Short-term debt, related parties	1,442,500						1,442,500		19,973,000
Accumulated deficit	(30,702,806)						(30,702,806)		$ (28,665,216)
Loss from operations	(701,170)			$ (543,147)			(2,083,601)	$ (3,162,876)
Net income (loss)	$ (1,823,351)	$ 113,287	$ (327,526)	$ (601,372)	$ (961,207)	$ (1,753,978)	$ (2,037,590)	$ (3,316,557)